Income Taxes (Details 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U. S. statutory income tax rate		21.00%	34.00%
Non-deductible expenses:
Non-deductible stock awards		(1.20%)	0.00%
Waiver of intercompany loan related to ZHV disposal		0.00%	14.70%
Others		(0.90%)	(2.90%)
Non-deductible interest expenses		(0.60%)	(0.40%)
Non-taxable change in fair value warrant liabilities		0.00%	(0.40%)
Increase in valuation allowance		(18.40%)	(21.60%)
Tax rate differential		0.10%	(23.40%)
Others		0.00%	0.00%
Effective income tax rate	1.00%	0.00%	0.00%